CONSOLIDATED BALANCE SHEETS (PARENTHETICAL) $ in Thousands	Dec. 31, 2019 USD ($) shares	Dec. 31, 2019 ₪ / shares	Dec. 31, 2018 USD ($) shares	Dec. 31, 2018 ₪ / shares	Dec. 31, 2017 shares
Statement of Financial Position [Abstract]
Allowance for doubtful accounts | $	$ 285		$ 207
Ordinary Shares, par value per share | ₪ / shares		₪ 0.65		₪ 0.65
Ordinary Shares, shares authorized			6,000,000		6,000,000
Ordinary Shares, shares issued	5,216,256		5,216,256
Ordinary Shares, shares outstanding	5,198,361		5,198,361
Treasury shares, shares	17,895		17,895